Accounts Receivable by Portfolio Segment, Net (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable, net	$ 1,374.0	$ 1,205.3
US Customer In-House Finance Receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable, net	1,356.0	1,192.9	1,077.4
Other Accounts Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable, net	$ 18.0	$ 12.4